Exception Grades
Run Date - 6/13/2024 2:07:40 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	76881628	30618582			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.						Reviewer Comment (2024-02-27): Exception cleared.	02/27/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	[redacted]	76881628	30618583			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall is $34,826.00; RCE in file is not for subject property	The qualifying DTI on the loan is at least 10% less than the guideline maximum.	.	Aggregator,SitusAMC	Reviewer Comment (2024-06-10): Client elects to waive. Borrower has existing overage and site value 100K Reviewer Comment (2023-06-21): Insurance policy provided is from XXXXX and not from time period of closing XXXXX. XXXXX policy coverage (170K) is less than original XXXXX coverage (192K). Exceptions remains. Buyer Comment (2023-06-20): haz ins			06/10/2024	2		B		B		B		B		B		FL	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	[redacted]	76881628	30618584			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Securitization Review and the supporting secondary valuation was an AVM		After review of trailing documents new exception generated.				Reviewer Comment (2024-06-13): AVM in at value. Exception cleared.	06/13/2024			1		A		A		A		A		A		FL	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	[redacted]	76881628	30618580			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2023-06-20): Loan closed back in XXXXX and policy at that time had the shortfall. XXXXX flood policy provided is sufficient however. Buyer Comment (2023-06-20): flood insurance Reviewer Comment (2019-11-01): Rec'd Replacement Cost Estimate for XXXXX; subject property address is XXXXX			06/20/2023	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Purchase		C	B	C	B	A	A	C	A	N/A	N/A	No
[redacted]	[redacted]	[redacted]	[redacted]	79271286	30618588			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Credit Report discloses an auto loan at XXXXX with a $2,032 payment and the 1003 indicates it was paid off. However, no documentation was found verifying the loan was paid off.				Reviewer Comment (2021-08-23): Evidence of payments provided. Clear. Seller Comment (2021-08-17): The auto loan was excluded and not listed as paid off on the 1003 because it is being paid by the business. The most recent 12 months business bank statements were provided showing business was paying the auto loan. Attached for review most recent month business showing auto loan paid off and 12 months business bank statement supoprting exclusion of auto loan	08/23/2021			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	79271286	30618590			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $675.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure provided at closing.				Reviewer Comment (2021-08-13): Sufficient Cure Provided At Closing		08/13/2021		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	76129352	30618593			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,932.00.	Lender credit revised on final CD XX/XX/XX				Reviewer Comment (2021-09-07): COC for relock. Seller Comment (2021-08-25): COC LE	09/07/2021			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	76129352	30618595			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Asset Qualifier requires 6 months bank statements to verify assets. Account XXXXX only has 5 months statements in the file. Please provide XXXXX statement.				Reviewer Comment (2021-08-31): The account XXXXX has not been used for qualifying the asset in final 1003 and 1008. Exception cleared. Seller Comment (2021-08-25): Updated 1003 & 1008 removing XXXXX assets.	08/31/2021			1	C	A	C	A	C	A	C	A	C	A		HI	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	78089326	30618598			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,609.50 exceeds tolerance of $4,501.00. Sufficient or excess cure was provided to the borrower at Closing.	Loan discount points was last disclosed as $4,501 on LE but disclosed as $7,609.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure in the amount of $178.75 was provided at closing.				Reviewer Comment (2021-08-06): Sufficient Cure Provided At Closing		08/06/2021		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	78089326	30618601			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-13): Update provided. Clear.	08/13/2021			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	78089326	30618599			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,202.75 exceeds tolerance of $2,024.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax was last disclosed as $2,024 on LE but disclosed as $2,202.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure of $178.75 provided at closing.				Reviewer Comment (2021-08-06): Sufficient Cure Provided At Closing		08/06/2021		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	78089326	30618596			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		The 1008 or Approval was not provided.				Reviewer Comment (2021-08-13): 1008 provided. Clear.	08/13/2021			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	78747569	30618605			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $190.00 exceeds tolerance of $123.00 plus 10% or $135.30. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-08-24): Sufficient Cure Provided At Closing		08/24/2021		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
[redacted]	[redacted]	[redacted]	[redacted]	78747569	30618608			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Asset documentation is not sufficient to cover reserves. Asset statements are not in file for funds to close wired to escrow in the amount of $43,200 from account ending in XXXXX.				Reviewer Comment (2021-09-28): Client provided bank statements from XXXXX. Seller Comment (2021-09-24): XXXXX bank statements for acct #XXXXX Gift letter for large deposit of $43,105 on XX/XX/XX Final Settlement Statement confirming the borrower received a refund of $44,409.12 at closing Copy of refund check from closing agent to borrower	09/28/2021			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	76651147	30618611			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided						Reviewer Comment (2021-09-22): Received 1008 document, Exception cleared. Seller Comment (2021-09-10): ATTACHED XXXXX 1008	09/22/2021			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	76651147	30618615			Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	Citizenship documentation was not provided.	Borrower has been employed in the same industry for more than 5 years.	Lender Exception provided with Comp Factors for Re-grade and Waive.	Originator,SitusAMC	Reviewer Comment (2021-10-12): Lender Exception provided with Comp Factors for Re-grade and Waive. Seller Comment (2021-10-11): Exception approval for use of the borrowers expired Visa and her I-94 extending the period she can remain in the US Final 1003 with the borrowers Citizenship corrected to Non-Permanent Resident Alien Visa I-94			10/12/2021	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	76651147	30618618			Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The Notice of Special Flood Hazards Disclosure is dated XX/XX/XX; it is missing the dated signature of the borrower.				Reviewer Comment (2021-10-25): Evidence of delivery provided. Reviewer Comment (2021-10-12): Please provide the Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure within 3 days of application.	10/25/2021			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
[redacted]	[redacted]	[redacted]	[redacted]	75442024	30618622			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal receipt in file signed by borrower states that he received the appraisal XX/XX/XX which is the effective date of the appraisal. Please provide a copy of the Appraisal completed and delivered to the borrower on XX/XX/XX.
Reviewer Comment (2021-10-19): Seller elects to waive exception.

Reviewer Comment (2021-10-05): The appraisal is not released and cannot be sent to the borrower until the report date.  If there is an earlier report date please provide.

Seller Comment (2021-10-05): Please see attached the SSRs. The effective date is XX/XX/XX and signed by the appraiser - Theoretically the borrower can get the appraisal on the same day. Please waive the conditions.

Reviewer Comment (2021-10-05): The appraisal was dated XX/XX/XX but delivery information state it was delivered prior to appraisal completion.  If there was an earlier appraisal, please provide.

Seller Comment (2021-10-04): theoretically borrower can get the appraisal on the same day, please waive the conditions. Thank You!

Reviewer Comment (2021-10-04): Appraisal provided has an effective date of XX/XX/XX which is after the delivery of the XX/XX/XX appraisal. Please provide a copy of the XX/XX/XX Report Date appraisal.

Seller Comment (2021-09-29): Please find attached the appraisal provided to the borrower on XX/XX/XX. Thank You!
																					10/19/2021	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No